DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Details) - USD ($)		3 Months Ended	7 Months Ended
	Sep. 09, 2020	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units issued			11,500,000
Aggregate amount for issuance of units			$ 107,049,224
Proceeds from issuance of warrants			4,050,000
Transaction costs	$ 6,797,377	$ 6,797,377	6,797,377
Cash underwriting fees	2,300,000
Other offering costs	472,377
Deferred underwriting fee payable	$ 4,025,000	4,025,000	4,025,000
Investment of cash into Trust Account			$ 115,000,000
Sale of units			405,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination	50.00%
Minimum net tangible assets upon consummation of the Business Combination	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent	20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)	100.00%
Threshold business days for redemption of public shares	10 days
Maximum net interest to pay dissolution expenses	$ 100,000
Cash operating bank account		$ 591,130	$ 1,034,163
Issuance of ordinary shares to sponsor			$ 25,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	11,500,000
Share price	$ 10.00
Gross proceeds from sale of units	$ 115,000,000
Deferred underwriting fee payable	4,025,000
Investment of cash into Trust Account	$ 115,000,000
Sale of units	115,000,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	1,500,000
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Share price	$ 10.00
Number of warrants issued	405,000
Price of warrants	$ 10.00
Proceeds from issuance of warrants	$ 4,050,000
Sale of units	405,000